Rule 497(e)
File Nos. 002-89550; 811-03972

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Deferred Annuity Contract
of
Empower Annuity Insurance Company of America
_____________________________
Supplement dated June 27, 2023 to the Prospectus dated May 1, 2023
This Supplement amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Eligible Funds Available Under the Group Contract
Effective immediately, the Current Expenses shown in the Appendix A – Eligible Funds Available under the Group Contract section of the Prospectus dated May 1, 2023 are updated as follows.
Also, effective June 30, 2023, the Subadviser for the Empower Small Cap Growth Fund shown in the Appendix A – Eligible Funds Available under the Group Contract section of the Prospectus dated May 1, 2023 is changing from Lord, Abbett & Co LLC; Peregrine Capital Management to Lord Abbett Equity Trust.
TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks current income and long- term capital appreciation	Alger Balanced Portfolio Fund Adviser: Fred Alger Management, LLC Subadviser: N/A	1.04%	-11.31%	6.11%	7.99%
Seeks long-term capital appreciation	Alger Mid Cap Growth Portfolio Fund Adviser: Fred Alger Management, LLC Subadviser: N/A	0.97%[1]	-36.07%	5.74%	9.61%
Seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments	Empower Aggressive Profile Fund Adviser: Empower Capital Management, LLC Subadviser: N/A	1.16%	-15.17%	5.10%	9.09%
Seeks capital preservation primarily through investments in funds that emphasize fixed income investments	Empower Conservative Profile Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.77%[1]	-9.93%	2.29%	3.65%
Seeks income and secondarily, capital growth	Empower Lifetime 2015 Fund Adviser: Empower Capital Management Subadviser: N/A	0.77%[1]	-12.27%	3.06%	5.00%
Seeks income and secondarily, capital growth	Empower Lifetime 2020 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.80%[1]	-12.95%	3.20%	4.95%

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth	Empower Lifetime 2025 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.82%[1]	-13.83%	3.46%	6.20%
Seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily, capital growth	Empower Lifetime 2030 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.85%[1]	-14.62%	3.73%	6.06%
Seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth	Empower Lifetime 2035 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.88%[1]	-15.62%	4.07%	7.37%
Seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily, capital growth	Empower Lifetime 2040 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.90%	-16.30%	4.34%	7.13%
Seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily, capital growth	Empower Lifetime 2050 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.92%	-16.95%	4.42%	7.34%
Seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth	Empower Lifetime 2055 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.93%	-17.13%	4.29%	7.55%

TYPE / INVESTMENT OBJECTIVE	PORTFOLIO COMPANY AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
Seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth	Empower Lifetime 2060 Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.93%	-17.10%	6.44%	6.44%
Seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments	Empower Moderate Profile Fund Adviser: Empower Capital Management LLC Subadviser: N/A	0.91%[1]	-12.02%	3.83%	6.15%
Seeks long-term capital appreciation primarily through investments in funds that emphasize equity investments and, to a lesser degree, in funds that emphasize fixed income investments	Empower Moderately Aggressive Profile Fund Adviser: Empower Capital Management LLC Subadviser: N/A	1.01%[1]	-13.09%	4.29%	7.13%
Seeks long-term capital appreciation	Empower Small Cap Growth Fund Adviser: Empower Capital Management LLC Subadviser: Lord Abbett Equity Trust (Formerly Lord, Abbett & Co LLC; Peregrine Capital Management)	1.19%[1]	-25.36%	7.50%	9.22%
Seeks long-term growth of capital	Invesco Small Cap Growth Fund Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.16%	-35.60%	4.18%	9.70%
Seeks long-term growth of capital and current income	Royce Small-Cap Total Return Fund Adviser: Royce & Associates, LP Subadviser: N/A	1.53%[1]	-13.54%	3.84%	7.83%
1This Portfolio Company’s Current Expense reflects a temporary fee reduction.
This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.
2023-PROSUPP-1-FF